SmallCap Value Fund (Prospectus Summary): | SmallCap Value Fund
SMALL CAP VALUE FUND

Add the following beneath the Annual Fund Operating Expenses table:

Principal Management Corporation has contractually agreed to limit the Fund’s expenses attributable to Institutional class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and Expenses,

through the period ending February 29, 2012. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.80%. This agreement can be terminated by mutual agreement of the parties (Principal Funds, Inc. and Principal Management Corporation).